Income Taxes - Summary of Movement in Deferred Income Tax Assets and Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	$ 299,060	$ 213,114	$ 148,019
Effects in the results of the year	104,741	85,946	65,095
Total asset - Net at end of period	403,801	299,060	213,114
Deferred Tax Assets Tax Losses To Be Carryforward
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period			12,439
Effects in the results of the year			(12,439)
Deferred Tax Assets Provisions
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	119,480	98,361	84,391
Effects in the results of the year	18,583	21,119	13,970
Total asset - Net at end of period	138,063	119,480	98,361
Deferred Tax Liabilities Lease Liabilities
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	1,576,089	1,030,629	780,979
Effects in the results of the year	300,655	545,460	249,650
Total asset - Net at end of period	1,876,744	1,576,089	1,030,629
Deferred Tax Assets Accrued Expenses
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	60,125	32,876	12,617
Effects in the results of the year	28,020	27,249	20,259
Total asset - Net at end of period	88,145	60,125	32,876
Deferred Tax Assets
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	1,755,694	1,161,866	890,426
Effects in the results of the year	347,258	593,828	271,440
Total asset - Net at end of period	2,102,952	1,755,694	1,161,866
Deferred Tax Liabilities Inventories
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	20,354	11,613	7,612
Effects in the results of the year	(1,298)	8,741	4,001
Total asset - Net at end of period	19,056	20,354	11,613
Deferred Tax Liabilities Advanced Payments
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	14,291	7,684	6,519
Effects in the results of the year	2,526	6,607	1,165
Total asset - Net at end of period	16,817	14,291	7,684
Deferred Tax Liabilities Property Furniture Equipment And LeaseHold Improvements
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	13,052	15,066	15,634
Effects in the results of the year	(5,952)	(2,014)	(568)
Total asset - Net at end of period	7,100	13,052	15,066
Deferred Tax Assets Right of Use Assets
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	1,408,937	914,389	712,642
Effects in the results of the year	247,241	494,548	201,747
Total asset - Net at end of period	1,656,178	1,408,937	914,389
Deferred Tax Liabilities
Disclosure Of Movement In Deferred Tax Assets And Liabilities [Line items]
Total asset - Net at beginning of period	1,456,634	948,752	742,407
Effects in the results of the year	242,517	507,882	206,345
Total asset - Net at end of period	$ 1,699,151	$ 1,456,634	$ 948,752